Short-Term Investments	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Short-Term Investments
3.	Short-Term Investments

Short-term investments consist primarily of investments with original maturities greater than ninety days and less than one year when purchased and also investments in money market funds. The Company classifies these investments as available-for-sale. Unrealized gains and losses are included in other comprehensive loss.

The Company had $0 of available-for-sale securities at December 31, 2013. Available-for-sale securities at December 31, 2012 consist of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2012—
Corporate debt securities	$21,525	$10	$—	$21,535
Treasury money market funds	8,524	—	—	8,524

	$30,049	$10	$—	$30,059

The amortized cost and estimated fair value of investments in debt securities, which excludes money market funds, at December 31, 2012, by contractual maturity, were as follows:

	December 31, 2012
	Cost	Estimated Fair Value
Maturing in one year or less	$21,525	$21,535

Maturing in more than one year	$—	$—

The cost of securities sold is determined based on the specific identification method for purposes of recording realized gains and losses. Gross realized gains and losses on the sales of investments have not been material to the Company’s results of operations for all periods presented. As a matter of investment policy, the Company does not invest in auction rate securities.